Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Parent Company Statements of Cash Flows [Line Items]
Net cash used in operating activities	$ (1,672,349)	$ (120,882)	$ (2,682,408)	$ (27,163)	$ (31,540)
Net cash used in investing activities	(3,933,220)	(2,573,000)	(1,750,100)	(4,000)	(2,000)
Net cash provided by financing activities	$ 7,037,437	$ 3,035,285	$ 4,141,180	$ 105,000	$ 45,000